Accrued maintenance liability	6 Months Ended
Jun. 30, 2021
Accrued Maintenance Liability [Abstract]
Accrued maintenance liability	Accrued maintenance liability
Movements in accrued maintenance liability during the six months ended June 30, 2021 and 2020 were as follows:

	Six Months Ended June 30,
	2021	2020
Accrued maintenance liability at beginning of period	$1,750,395	$2,190,159
Maintenance payments received	163,280	194,779
Maintenance payments returned	(91,957)	(208,630)
Release to income upon sale	(13,587)	(86,592)
Release to income other than upon sale	(140,047)	(224,207)
Lessor contribution, top-ups and other	(19,887)	65,365
Accrued maintenance liability at end of period	$1,648,197	$1,930,874